Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interest income
Loans, including fees	$ 15,013	$ 11,812
Mortgage-backed securities	375	453
Interest-bearing deposits and other	889	493
Total interest income	16,277	12,758
Interest expense
Deposits	6,060	1,811
Borrowings	3,223	2,091
Total interest expense	9,283	3,902
Net interest income	6,994	8,856
Provision for credit losses	24	113
Net interest income after provision for loan losses	6,970	8,743
Non-interest income
Earnings on bank-owned life insurance	84	81
Net gains on sales of loans	14	5
Net gain on sale of property and equipment		10
Other	153	206
Total non-interest income	251	302
Non-interest expense
Employee compensation and benefits	4,989	4,915
Data processing	517	518
Occupancy and equipment	592	610
FDIC insurance premiums	238	117
Voice and data communications	122	124
Advertising	167	151
Outside service fees	451	242
Audit and accounting	344	213
Franchise and other taxes	108	136
Foreclosure and REO expense, net	89	103
Regulatory Assessments	66	81
Goodwill Impairment	947
Other non-interest expense	551	608
Total non-interest expense	9,181	7,818
Income (loss) before income taxes	(1,960)	1,227
Income tax expense (benefit)
Current	50	528
Deferred	(289)	(234)
Total income tax expense (benefit)	(239)	294
NET INCOME (LOSS)	$ (1,721)	$ 933
EARNINGS (LOSS) PER SHARE
Basic (in Dollars per share)	$ (0.21)	$ 0.11